Other Assets - Schedule of Other Assets (Parenthetical) (Detail) - Dec. 31, 2018 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Other Assets [Abstract]
Loans to employee	$ 721	¥ 4,959
Advance to employee	$ 2	¥ 13